AKROS MONTHLY PAYOUT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

COMMON STOCKS — 83.5%	Shares	Fair Value
Communications — 8.5%
Alphabet, Inc., Class A	739	$120,738
Meta Platforms, Inc., Class A	160	83,410
Netflix, Inc.(a)	47	32,963
		237,111
Consumer Discretionary — 8.3%
Amazon.com, Inc. (a)	652	116,381
Home Depot, Inc. (The)	95	35,008
McDonald’s Corporation	93	26,845
Tesla, Inc. (a)	250	53,528
		231,762
Consumer Staples — 5.7%
Coca-Cola Company (The)	380	27,538
Costco Wholesale Corporation	41	36,589
PepsiCo, Inc.	143	24,722
Procter & Gamble Company (The)	212	36,366
Walmart, Inc.	444	34,290
		159,505
Energy — 2.6%
Chevron Corporation	193	28,554
Exxon Mobil Corporation	373	43,992
		72,546
Financials — 8.5%
American Express Company	99	25,606
Bank of America Corporation	885	36,064
Berkshire Hathaway, Inc., Class B(a)	87	41,405
Goldman Sachs Group, Inc. (The)	48	24,492
JPMorgan Chase & Company	267	60,022
Royal Bank of Canada	217	26,209
Wells Fargo & Company	400	23,388
		237,186
Health Care — 9.5%
AbbVie, Inc.	160	31,410
Eli Lilly & Company	73	70,082
Intuitive Surgical, Inc. (a)	59	29,065
Johnson & Johnson	204	33,835
Merck & Company, Inc.	273	32,337
Thermo Fisher Scientific, Inc.	42	25,833
UnitedHealth Group, Inc.	72	42,494
		265,056
Industrials — 1.8%
Caterpillar, Inc.	70	24,927
General Electric Company	150	26,193
		51,120
Materials — 0.9%
Linde plc	55	26,304

Technology — 37.8% +
Accenture PLC, Class A	80	27,356
Adobe, Inc. (a)	50	28,721
Advanced Micro Devices, Inc. (a)	178	26,444
Apple, Inc.	789	180,681
Applied Materials, Inc.	128	25,249
Broadcom, Inc.	434	70,664
Cisco Systems, Inc.	507	25,624

(Unaudited) (Continued)

COMMON STOCKS — 83.5% - (continued)	Shares	Fair Value
Technology — 37.8% + - continued
International Business Machines Corporation	131	$26,479
Intuit, Inc.	38	23,950
Mastercard, Inc., Class A	100	48,334
Microsoft Corporation	408	170,192
NVIDIA Corporation	1,665	198,751
Oracle Corporation	192	27,128
QUALCOMM, Inc.	148	25,944
S&P Global, Inc.	49	25,149
Salesforce, Inc.	108	27,313
ServiceNow, Inc. (a)	31	26,505
Texas Instruments, Inc.	126	27,007
Visa, Inc., Class A	176	48,641
		1,060,132

Total Common Stocks (Cost $2,186,999)		2,340,722

EXCHANGE-TRADED FUNDS — 16.2%	Shares	Fair Value
Commodity — 10.8%
iShares Gold Trust(a)	753	35,602
iShares Gold Trust Micro(a)	5,345	133,411
SPDR Gold MiniShares Trust(a)	2,691	133,446
		302,459
Equity — 1.4%
iShares Global Infrastructure ETF	751	39,300

Fixed Income — 4.0%
iShares Broad USD High Yield Corporate Bond ETF	960	35,789
Vanguard Long-Term Corporate Bond ETF	671	53,257
Vanguard Long-Term Treasury ETF	389	23,535
		112,581

Total Exchange-Traded Funds (Cost $434,232)		454,340

Total Investments — 99.7% (Cost $2,621,231)		2,795,062

Other Assets in Excess of Liabilities — 0.3%		9,622

NET ASSETS — 100.0%		$2,804,684

(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.